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                        UNITED STATES                        OMB APPROVAL
              SECURITIES AND EXCHANGE COMMISSION       -------------------------
                   Washington, D.C. 20549              -------------------------
                                                       OMB Number: 3235-0456
                                                       Expires:August 31, 2000
                                                       Estimated average burden
                                                       hours per response......1
                                                       -------------------------
                         FORM 24F-2
              ANNUAL NOTICE OF SECURITIES SOLD
                   PURSUANT TO RULE 24F-2

  Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         Legg Mason Global Trust, Inc.
         100 Light Street, Baltimore, Maryland 21202


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    2.   The  name  of each  series  or  class  of
         securities  for which  this Form is filed
         (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


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3.       Investment Company Act File Number:
         811-7418

         Securities Act File Number:
            33-56672


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    4(a).  Last day of fiscal  year for which this Form is filed:

            December 31, 1999


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    4(b).   |_|   Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


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    4(c).   |_|   Check box if this is the last time the issuer will be filing this Form.



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





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      5. Calculation of registration fee:

         (i)    Aggregate sale price of
                securities sold during the                     $  216,899,265.37
                fiscal year pursuant to                        -----------------
                section 24(f):


         (ii)   Aggregate price of
                securities redeemed or       $  181,436,406.41
                repurchased during the       ------------------
                fiscal year:

         (iii)  Aggregate price of
                securities redeemed or
                repurchased during any
                prior fiscal year
                ending no earlier than
                October 1, 1995 that
                were not previously used
                to reduce registration
                fees payable to the          $    8,083,687.93
                Commission:                  ------------------

         (iv)    Total available  redemption
                 credits [add Items                           -$  189,520,094.34
                  5(ii) and 5(iii)]:                          ------------------


         (v)     Net sales - if item 5(i) is
                 greater than Item 5(iv)                      $    27,379,171.03
                 [subtract item 5(iv) from                    ------------------
                 Item 5(i)]:

     ---------------------------------------------------------------
         (vi)    Redemption credits
                 available for use in future        $(0.00)
                 years  -- if Item 5(i) is          -------
                 less than Item 5(iv)
                 [subtract Item 5(iv) from
                 Item 5(i)]:
     ---------------------------------------------------------------

         (vii)   Multiplier for determining
                 registration fee (See                         x        0.000264
                 Instruction C.9):                             -----------------


         (viii)   Registration  fee  due
                  [multiply
                  Item 5(v) by Item
                  5(vii)] (enter "0" if no                     = $      7,228.10
                  fee is due):                                 -----------------

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      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
           deducted here: 0.   If  there is  a number  of shares or other units
           that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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     7.    Interest  due - if this  Form is  being
           filed  more than 90 days  after the end
           of  the   Issuer's   fiscal  year  (see
           Instruction D):                                     + $             0
                                                               -----------------
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      8.   Total of the amount of the registration
           fee due plus  any  interest  due  [line
           5(viii) plus line 7]:                               = $      7,228.10
                                                               =================

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

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      9.   If  Date  the  registration  fee  and  any
           interest   payment   was   sent   to  the
           Commission's lockbox depository:

                                 March 27, 2000

                 Method of Delivery:

                             |x|   Wire Transfer
                              -
                             |_|   Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                    /s/Marie K. Karpinski
                    ------------------------------------

                    Marie K. Karpinski
                    ------------------------------------

                    Vice President and Treasurer
                    ------------------------------------

Date: March 27, 2000
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  *Please print the name and title of the signing officer below the signature.